RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction
Due to related parties	$ 1,111,001	$ 2,052,403
Shareholder | HUANG Jian Cong
Related Party Transaction
Due to related parties	$ 1,017,701	$ 1,963,527